Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 200,407		$ 191,737
Short-term bank deposits	79,369		22,549
Available-for-sale marketable securities	26,150		51,076
Trade and unbilled receivables, net	928,757		823,245
Other receivables and prepaid expenses	145,562		151,367
Inventories, net of customer advances	868,799		756,032
Total current assets	2,249,044		1,996,006
LONG-TERM INVESTMENTS AND RECEIVABLES:
Investments in affiliated companies, partnerships and other companies	125,433		131,362
Long-term trade and unbilled receivables	212,725		242,576
Long-term bank deposits and other receivables	18,081		52,983
Deferred income taxes, net	60,224		35,695
Severance pay fund	276,707		323,388
Total long-term investments and receivables	693,170		786,004
PROPERTY, PLANT AND EQUIPMENT, NET	441,535	[1]	481,408	[1]
GOODWILL	504,611		501,793
OTHER INTANGIBLE ASSETS, NET	132,921		167,957
Total assets	4,021,281		3,933,168
CURRENT LIABILITIES:
Short-term bank credit and loans	557		0
Current maturities of long-term loans and Series A Notes	81,958		63,111
Trade payables	369,659		301,480
Other payables and accrued expenses	758,760		720,544
Customer advances in excess of costs incurred on contracts in progress	413,223		349,998
Total current liabilities	1,624,157		1,435,133
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	220,716		224,209
Series A Notes, net of current maturities	293,923		377,812
Employee benefit liabilities	396,639		407,855
Deferred income taxes and net tax liabilities	68,435		73,502
Customer advances in excess of costs incurred on contracts in progress	120,299		164,854
Other long-term liabilities	58,217		55,634
Total long-term Liabilities	1,158,229		1,303,866
COMMITMENTS AND CONTINGENT LIABILITIES
Elbit Systems Ltd. equity:
Ordinary shares of 1 New Israeli Shekels (“NIS”) par value each; Authorized – 80,000,000 shares as of December 31, 2014 and 2013; Issued 44,094,416 and 43,996,420 shares as of December 31, 2014 and 2013, respectively; Outstanding 42,685,495 and 42,587,499 shares as of December 31, 2014 and 2013, respectively	12,330		12,302
Additional paid-in capital	259,677		255,841
Treasury shares – 1,408,921 as of December 31, 2014 and 2013.	(40,428)		(40,428)
Accumulated other comprehensive loss	(96,583)		(25,219)
Retained earnings	1,091,671		974,516
Total Elbit Systems Ltd. equity	1,226,667		1,177,012
Non-controlling interests	12,228		17,157
Total equity	1,238,895		1,194,169
Total liabilities and equity	$ 4,021,281		$ 3,933,168

[1]	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $17,591 and $17,673 as of December 31, 2014 and 2013, respectively.